VANECK RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.1%
China : 3.0%
JD.com, Inc. (ADR) 167,553 $ 4,840,606
Underline
United States : 97.1%
Amazon.com, Inc. * 216,931 32,960,496
AutoZone, Inc. * 1,696 4,385,195
Bath & Body Works, Inc. 17,808 768,593
Best Buy Co., Inc. 18,415 1,441,526
Cardinal Health, Inc. 22,718 2,289,974
Cencora, Inc. 15,985 3,282,999
Costco Wholesale Corp. 21,362 14,100,629
CVS Health Corp. 95,972 7,577,949
Dollar General Corp. 20,817 2,830,071
Dollar Tree, Inc. * 18,627 2,645,965
Lowe's Companies, Inc. 37,555 8,357,865
Lululemon Athletica, Inc. * 11,841 6,054,185
McKesson Corp. 14,576 6,748,397
Number
of Shares Value
United States (continued)
O'Reilly Automotive, Inc. * 6,718 $ 6,382,638
Ross Stores, Inc. 33,928 4,695,296
Sysco Corp. 56,596 4,138,866
Target Corp. 42,553 6,060,398
The Home Depot, Inc. 44,589 15,452,318
The Kroger Co. 70,146 3,206,374
The TJX Companies, Inc. 79,652 7,472,154
Tractor Supply Co. † 10,543 2,267,061
Ulta Beauty, Inc. * 5,190 2,543,048
Walgreens Boots Alliance,
Inc. 69,245 1,807,987
Walmart, Inc. 75,772 11,945,456
159,415,440
Total Common Stocks
(Cost: $158,454,663) 164,256,046
Total Investments: 100.1%
(Cost: $158,454,663) 164,256,046
Liabilities in excess of other assets: (0.1)% (100,059)
NET ASSETS: 100.0% $ 164,155,987
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,153,525.
Summary of Investments by Sector
% of
Investments Value
Consumer Discretionary 59.4% $ 97,620,981
Consumer Staples 28.5 46,735,746
Health Care 12.1 19,899,319
100.0% $ 164,256,046